Quarterly Report
November 30, 2024
MFS®  New Discovery
Value Fund
NDV-Q3

Portfolio of Investments
11/30/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.7%
Aerospace & Defense – 2.1%
Hexcel Corp.	494,192	$31,326,831
KBR, Inc.	395,770	24,074,689
Standard Aero, Inc. (a)	701,339	20,100,376
		$75,501,896
Airlines – 0.8%
Vontier Corp.	710,986	$27,913,310
Apparel Manufacturers – 2.6%
Canada Goose Holdings, Inc. (a)(l)	1,612,270	$15,219,829
PVH Corp.	230,469	24,975,925
Skechers USA, Inc., “A” (a)	445,418	28,426,577
Under Amour, Inc., “C” (a)	3,008,055	26,380,642
		$95,002,973
Automotive – 2.6%
Atmus Filtration Technologies, Inc.	853,081	$36,929,876
LKQ Corp.	808,589	31,769,462
Visteon Corp. (a)	287,089	26,805,500
		$95,504,838
Brokerage & Asset Managers – 0.5%
P10, Inc.	1,339,243	$18,883,326
Business Services – 2.7%
Endava PLC, ADR (a)	450,240	$12,746,294
NCR Atleos Corp. (a)	423,876	13,907,372
TriNet Group, Inc.	307,728	28,751,027
UL Solutions, Inc.	463,500	24,903,855
WNS (Holdings) Ltd. (a)	317,637	17,225,455
		$97,534,003
Chemicals – 1.8%
Avient Corp.	582,759	$29,866,399
Element Solutions, Inc.	1,270,413	36,435,445
		$66,301,844
Computer Software – 2.8%
ACI Worldwide, Inc. (a)	834,931	$47,440,779
Dun & Bradstreet Holdings, Inc.	3,014,065	38,278,626
nCino, Inc. (a)	380,171	15,963,380
		$101,682,785
Computer Software - Systems – 1.1%
Softchoice Corp.	1,576,010	$26,429,107
Verint Systems, Inc. (a)	489,225	12,328,470
		$38,757,577
Construction – 2.5%
Everus Construction Group, Inc. (a)	194,556	$12,385,435
Independence Realty Trust, Inc., REIT	1,634,979	35,707,941
Smith Douglas Homes Corp. (a)	327,974	11,052,724
Toll Brothers, Inc.	187,593	30,984,736
		$90,130,836

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Products – 2.4%
MGP Ingredients, Inc.	434,607	$20,113,612
Newell Brands, Inc.	3,048,300	29,233,197
Prestige Consumer Healthcare, Inc. (a)	476,545	40,396,720
		$89,743,529
Consumer Services – 0.8%
Grand Canyon Education, Inc. (a)	176,430	$29,038,614
Containers – 1.7%
Graphic Packaging Holding Co.	850,626	$25,595,336
Silgan Holdings, Inc.	622,329	35,802,588
		$61,397,924
Electrical Equipment – 2.0%
Berry Global, Inc.	418,225	$30,241,850
nVent Electric PLC	301,824	23,635,837
TriMas Corp.	793,678	20,968,973
		$74,846,660
Electronics – 2.3%
Axcelis Technologies, Inc. (a)	140,458	$10,427,602
Cohu, Inc. (a)	566,069	14,944,221
Plexus Corp. (a)	195,042	32,064,905
TTM Technologies, Inc. (a)	1,154,066	28,136,129
		$85,572,857
Energy - Independent – 3.7%
Antero Resources Corp. (a)	1,059,967	$34,650,321
Matador Resources Co.	557,100	33,431,571
Permian Resources Corp.	1,934,248	30,290,324
Viper Energy, Inc.	676,941	36,629,277
		$135,001,493
Engineering - Construction – 0.6%
Centuri Holdings, Inc. (a)(l)	1,143,064	$22,644,098
Food & Beverages – 2.1%
Nomad Foods Ltd.	2,077,405	$38,037,285
Simply Good Foods Co. (a)	655,454	26,080,515
WK Kellogg Co.	640,826	13,329,181
		$77,446,981
Forest & Paper Products – 1.0%
International Paper Co.	601,198	$35,368,478
Gaming & Lodging – 0.7%
International Game Technology PLC	1,370,639	$26,357,388
Insurance – 4.5%
Assurant, Inc.	148,521	$33,729,119
Hanover Insurance Group, Inc.	250,292	41,300,683
Kemper Corp.	215,647	15,416,604
Lincoln National Corp.	699,774	24,869,968
Selective Insurance Group, Inc.	289,507	29,555,770
Stewart Information Services Corp.	256,694	19,275,152
		$164,147,296

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Leisure & Toys – 2.2%
Brunswick Corp.	307,541	$24,760,126
Funko, Inc., “A” (a)	1,021,868	12,006,949
Hasbro, Inc.	388,770	25,328,365
Patrick Industries, Inc.	146,276	19,658,032
		$81,753,472
Machinery & Tools – 5.0%
Albany International Corp.	415,484	$34,443,624
ESAB Corp.	247,278	31,918,644
Flowserve Corp.	521,860	31,843,897
Hayward Holdings, Inc. (a)	1,964,816	31,751,427
Regal Rexnord Corp.	155,030	26,775,231
Timken Co.	334,424	25,901,139
		$182,633,962
Medical & Health Technology & Services – 1.8%
Encompass Health Corp.	228,423	$23,513,864
ICON PLC (a)	70,820	14,889,905
Option Care Health, Inc. (a)	1,086,883	25,867,815
		$64,271,584
Medical Equipment – 2.1%
Concentra Group Holdings, Inc.	1,284,212	$28,021,506
Envista Holdings Corp. (a)	1,306,594	29,123,980
Maravai Lifesciences Holdings, Inc., “A” (a)	2,029,129	11,505,162
QuidelOrtho Corp. (a)	213,547	8,755,427
		$77,406,075
Metals & Mining – 0.6%
United States Steel Corp.	499,583	$20,367,999
Natural Gas - Distribution – 2.7%
MDU Resources Group, Inc.	778,224	$15,595,609
New Jersey Resources Corp.	605,242	31,218,382
ONE Gas, Inc.	395,235	30,816,473
UGI Corp.	655,124	19,896,116
		$97,526,580
Natural Gas - Pipeline – 1.1%
Plains GP Holdings LP	1,947,651	$38,991,973
Oil Services – 1.6%
Expro Group Holdings N.V. (a)	1,365,845	$18,971,587
Helmerich & Payne	408,343	14,140,918
TechnipFMC PLC (a)	842,733	26,436,534
		$59,549,039
Other Banks & Diversified Financials – 22.4%
Air Lease Corp.	828,826	$42,187,243
Banc of California, Inc.	1,678,938	28,928,102
Cathay General Bancorp, Inc.	746,911	38,846,841
Columbia Banking System, Inc.	1,556,896	48,279,345
CVB Financial Corp.	689,635	16,151,252
East West Bancorp, Inc.	401,287	44,013,158
Eastern Bankshares, Inc.	1,752,192	32,660,859
Element Fleet Management Corp.	1,609,075	34,131,720
First Hawaiian, Inc.	1,515,838	41,852,287
First Interstate BancSystem, Inc.	1,222,791	42,761,001
Glacier Bancorp, Inc.	820,112	47,476,284

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Other Banks & Diversified Financials – continued
Herc Holdings, Inc.	161,384	$37,441,088
Pacific Premier Bancorp, Inc.	1,828,952	51,942,237
Popular, Inc.	404,446	40,185,754
Prosperity Bancshares, Inc.	619,863	51,901,129
Sandy Spring Bancorp, Inc.	605,143	22,801,788
SLM Corp.	1,561,266	42,747,463
Texas Capital Bancshares, Inc. (a)	414,170	36,633,336
UMB Financial Corp.	378,477	47,495,079
United Community Bank, Inc.	1,084,569	36,669,278
Wintrust Financial Corp.	255,160	35,214,632
		$820,319,876
Pharmaceuticals – 0.4%
Organon & Co.	841,536	$13,355,176
Real Estate – 5.5%
Brixmor Property Group, Inc., REIT	1,118,054	$33,619,884
Broadstone Net Lease, Inc., REIT	1,445,307	25,307,326
Cushman & Wakefield PLC (a)	1,703,379	26,061,699
Essential Properties Realty Trust, REIT	1,135,721	38,728,086
PennyMac Financial Services, Inc.	240,585	25,773,871
Phillips Edison & Co., REIT	830,447	32,802,656
Two Harbors Investment Corp., REIT	1,596,146	18,754,715
		$201,048,237
Real Estate - Office – 1.3%
Cousins Properties, Inc., REIT	907,806	$28,813,763
Douglas Emmett, Inc., REIT	1,033,123	20,001,261
		$48,815,024
Real Estate - Storage – 2.6%
LXP Industrial Trust, REIT	2,952,650	$27,607,278
National Storage Affiliates Trust, REIT	903,501	40,747,895
STAG Industrial, Inc., REIT	764,367	28,121,062
		$96,476,235
Specialty Chemicals – 2.9%
Ashland, Inc.	386,267	$30,152,002
Axalta Coating Systems Ltd. (a)	611,284	24,732,551
Chemours Co.	1,197,739	26,038,846
Quaker Chemical Corp.	154,539	24,370,800
		$105,294,199
Specialty Stores – 0.4%
Zumiez, Inc. (a)	737,214	$16,270,313
Trucking – 1.6%
RXO, Inc. (a)	770,885	$23,242,183
Schneider National, Inc.	646,835	21,740,124
XPO, Inc. (a)	100,461	15,311,261
		$60,293,568
Utilities - Electric Power – 3.2%
Black Hills Corp.	470,723	$30,159,223
NorthWestern Corp.	690,011	38,116,208
Portland General Electric Co.	1,002,681	48,048,473
		$116,323,904
Total Common Stocks		$3,609,475,922

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 1.4%
Money Market Funds – 1.4%
MFS Institutional Money Market Portfolio, 4.66% (v)	52,362,510	$52,367,747
Collateral for Securities Loaned – 1.0%
JPMorgan U.S. Government Money Market Fund - Class IM Shares, 4.59% (j)	36,574,125	$36,574,125

Other Assets, Less Liabilities – (1.1)%		(40,147,788)
Net Assets – 100.0%		$3,658,270,006
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $52,367,747 and $3,646,050,047, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
11/30/24 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$3,609,475,922	$—	$—	$3,609,475,922
Mutual Funds	88,941,872	—	—	88,941,872
Total	$3,698,417,794	$—	$—	$3,698,417,794
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the period ended November 30, 2024:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$66,372,195	$529,687,249	$543,691,826	$(4,464)	$4,593	$52,367,747
Zumiez, Inc. *	20,472,907	81,485	10,487,644	737,908	5,465,658	—
	$86,845,102	$529,768,734	$554,179,470	$733,444	$5,470,251	$52,367,747
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$2,093,160	$—
Zumiez, Inc. *	—	—
	$2,093,160	$—
* Held at period end. No longer considered an affiliated issuer.